Loans and Borrowings - Bank Loan and Equipment Finance Loans (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 59,250,000	$ 168,102,000	$ 159,370,000
Exchange rate | $ / $	1.2677
Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Term of borrowing	59 months
Bank Loan (MCSA) | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	11.50%
Bank Loan (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	0.50%
Equipment Finance Loans (Plural)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 12,000,000
Term of borrowing		24 months
Equipment Finance Loans (Plural) | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		9.90%
Nominal amount of hedging instrument		12,000,000
Equipment Finance Loans (Plural) | Foreign exchange currency risk
Disclosure of detailed information about borrowings [line items]
Nominal amount of hedging instrument		12,000,000
Exchange rate		3.9500
Equipment Finance Loans (Plural) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	7.00%	7.00%